Fixed Income Securities, Inc.
                              18925 Base Camp Road
                            Monument, Colorado  80132



                                February 7, 2008



Securities and Exchange Commission
100 F Street, NE
Washington, D.C.  20549



     Re:                  Advisor's Disciplined Trust 112
                            333-137453   CIK #1373549

Ladies/Gentlemen:

     In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act"), this letter serves to certify that the most recent post effective amendment to the registration statement on Form S-6 for the above captioned trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Post effective Amendment No. 1, which was the most recent post effective Amendment to the Registration Statement, was filed electronically with the Commission on February 6, 2008.

                                Very truly yours,


                                FIXED INCOME SECURITIES, INC.


                                By     /s/ ALEX R. MEITZNER
                                  ------------------------------
                                         Alex R. Meitzner
                                      Senior Vice President





DMS #2050955